Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	191 Months Ended
		Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%	2.60%
Bloomberg 1‑3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			5.35%	1.97%	2.09%	1.75%
Pemberwick Fund Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.48%	3.11%	2.46%	1.98%
Performance Inception Date	[1]	Feb. 01, 2010
Pemberwick Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.75%	1.77%	1.43%	1.17%
Pemberwick Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			2.63%	1.80%	1.44%	1.17%

[1]	The Predecessor Fund commenced operations on February 1, 2010. Returns for periods from February 1, 2010 to December 5, 2016 are those of the Predecessor Fund. The Fund commenced operations on December 6, 2016.